Shareholders' Equity - Additional Information (Details)				1 Months Ended	12 Months Ended
	Nov. 19, 2020 USD ($) $ / shares shares	Oct. 30, 2020 $ / shares shares	Apr. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2017 $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2006 shares
Shareholders Equity [Line Items]
Ordinary shares authorized					1,200,000,000	750,000,000
Ordinary shares par value | $ / shares					$ 0.0003	$ 0.0003
Ordinary shares issued					635,092,150	436,720,810		666,667
Ordinary shares outstanding					635,092,150	436,720,810
Warrant issued to purchase of ordinary shares				231,989
Warrants exercise price per share | $ / shares				$ 1.38	$ 2.30769
Warrant expiration month and year				2022-01
Ordinary shares voting rights description					Holders are entitled to one vote for each ordinary share held at all meetings of shareholders and written action in lieu of meetings; there is no cumulative voting.
Number of ordinary share vote per share | Vote					1
Dividends declared | $					$ 0
Issuance of ordinary shares | $					23,262,000	$ 8,913,000
Fair market value of commitment shares | $					$ 368,000
Development Agreement
Shareholders Equity [Line Items]
Warrant issued to purchase of ordinary shares		46,153,846
Warrants exercise price per share | $ / shares		$ 0.13
Percentage of number of ordinary shares being equal to quotient of initial funding amount		30.00%
Term of warrant		3 years
Registered Public Offering
Shareholders Equity [Line Items]
Issuance of ordinary shares, Shares	34,133,352
Net proceeds after deducting placement agent fees and other offering expense | $	$ 2,600,000
Registered Public Offering | American Depository Shares
Shareholders Equity [Line Items]
Issuance of ordinary shares, Shares	2,844,446
Shares issued price per share | $ / shares	$ 1.125
MVIL
Shareholders Equity [Line Items]
Ordinary shares par value | $ / shares			$ 0.0003
Ordinary shares issued			152,858,460
Shares issued price per share | $ / shares			$ 0.13084
Issuance of ordinary shares | $			$ 20,000,000
MVIL | Development Agreement
Shareholders Equity [Line Items]
Warrants exercise price per share | $ / shares		$ 0.13
LPC
Shareholders Equity [Line Items]
Ordinary shares par value | $ / shares					$ 1.9674
Purchase obligation commitment amount | $					$ 20,000,000
Share purchase obligation, period					36 months
Purchase Of Ordinary Shares					900,000
Maximum ordinary shares outstanding					1,800,000
Maximum ordinary shares outstanding | $					$ 2,000,000
Maximum ordinary shares outstanding					4.99%
Maximum shares repurchase					19.99%
Issuance of commitment shares, shares					2,203,812
Fair market value of commitment shares | $					$ 400,000
Fair market value of commitment shares and other issuance costs | $					$ 700,000
Sale of stock number of shares issued in transaction					4,680,000
Sale of stock consideration received on transaction | $					$ 700,000
Ordinary share issued under share incentive plan					2,203,812
LPC | Maximum
Shareholders Equity [Line Items]
Share purchase obligation | $					$ 20,000,000
LPC | Minimum
Shareholders Equity [Line Items]
Ordinary shares par value | $ / shares					$ 1.00
Wainwright | At Market Offering
Shareholders Equity [Line Items]
Ordinary shares par value | $ / shares					$ 0.0003
Sale of ordinary shares					12
General and Administrative Expense
Shareholders Equity [Line Items]
Warrant issuance expense | $							$ 200,000